SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS - Radio Frequency Usage (Details) - IDR (Rp) Rp in Billions	Nov. 10, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Significant Commitments and Agreements [Line Items]
Minimum purchase commitments period	3 years
KCIC
Disclosure of Significant Commitments and Agreements [Line Items]
Annual utilization fees receivable		Rp 878
Network Recovery Fees		1,250
Telkomsel
Disclosure of Significant Commitments and Agreements [Line Items]
Amount of performance bond		617	Rp 1,030
Amount of surety bond		Rp 360